Leases - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases with Remaining Terms Exceeding One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014
Leases
Total future minimum lease payments	¥ 159,714
Less: Sublease rental income	(8,114)
Net future minimum lease payments	¥ 151,600